LEASES - Supplemental consolidated balance sheet information (Details) - Dec. 31, 2019 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	$ 173	¥ 1,207
Current lease liabilities included within Other payables and accruals		438
Long-term lease liabilities	$ 108	749
Total		¥ 1,187
Weighted average remaining lease term	4 years	4 years
Weighted average discount rate	4.20%	4.20%